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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended June 30, 1999.
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                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report, check here:  / /

WHITE MOUNTAINS SERVICES CORPORATION (FORMERLY KNOWN AS SOURCE ONE MORTGAGE SERVICES CORPORATION)
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Name of Institutional Investment Manager


27555 Farmington Road        Farmington Hills         MI          48334
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Business Address  (Street)      (City)              (State)       (Zip)

MICHAEL S. PAQUETTE         (603) 640-2205            AUTHORIZED REPRESENTATIVE*
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Name, Phone No., and Title of Person Duly
Authorized to Submit This Report.                     *Power of Attorney on file

                                    ATTENTION
 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL
                              CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments are the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be
signed on its behalf in the City of   HANOVER  and State of  NEW HAMPSHIRE  on
                                    ----------             ----------------
the    12th     day of         August                     ,    1999.
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                                       White Mountains Services Corporation
                            ----------------------------------------------------
                                   (Name of Institutional Investment Manager)


                            ----------------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:       Name:                  13F File No.:

1.                                          5.
2.                                          6.
3.                                          7.
4.                                          8.
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